PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for Federated Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust. The report covers the six-month period from June 1, 1997, through November 30, 1997, which is the first half of the fund's fiscal year. It begins with an investment review, which is a brief commentary on the municipal market and fund strategy from the portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund pursues monthly income that is free from federal income tax by investing in a portfolio of intermediate-term securities issued by municipalities across the U.S.*

Over the six-month reporting period, the fund achieved a total return of 3.89%** through dividends totaling $0.27 per share and a 1% share price increase. Assets totaled $217 million at the reporting period's end.

Thank you for relying on the tax-free earning power of Federated Intermediate Municipal Trust to help you keep more of what you earn. We will continue to keep you up to date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
January 15, 1998

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

MARKET OVERVIEW

The municipal bond market was driven by the supply of and demand for municipal securities over the six-month reporting period. As a result of declining nominal interest rates, issuers came to market to borrow additional funds at low interest rates and to refund outstanding higher interest rate debt. As a result, the supply of new issue municipal bonds has been considerably higher than most forecasts made at the beginning of the fiscal year. Interest rates declined from 4.90% to 4.59% for ten-year AAA-rated municipal bonds over the six-month reporting period. Also, the ratio of ten-year AAA-rated municipal bond yields to ten-year Treasury bond yields widened from 73.0% to 78.5%, which reflects the municipal bond market's relative under-performance versus treasury securities over the reporting period. This relative performance difference between municipal and Treasury bonds was due mainly to the supply and demand situation which existed in the municipal market this year.

FUND STRATEGY

The primary goal of the fund is to maximize the tax-exempt income which is distributed to shareholders. Management concentrated on "couponing up" or swapping into bonds with better income characteristics over the six-month reporting period. As a result of very tight credit quality spreads in the municipal bond market, investors are not being paid for taking additional credit risk. Because of this fact, the focus has been on higher-quality bonds in the fund.

FUND PERFORMANCE

For the six-month reporting period ended November 30, 1997, the fund produced a total return of 3.89%.* Tax-free dividends totaled $0.27 per share. The 30-day current net yield on November 30, 1997, was 4.02.** The fund's yield is very competitive when compared with other intermediate funds, which reflects the focus on tax-free income. The fund's total return has lagged to some degree over the reporting period because of its shorter-maturity, higher-quality profile, relative to some of its competitors.

MARKET OUTLOOK

Our outlook for the fixed-income markets in general and municipal bonds in particular is still very constructive. The inflation outlook remains favorable, real economic growth is showing signs of moderating and the Federal Reserve Board has remained on the sidelines as far as any adjustments to short-term lending rates. The municipal bond market could be specifically impacted by potential changes in the federal tax laws. However, significant tax law changes are not expected in 1998. The wild card continues to be the effect of the "Asian Flu" on the U.S. economy.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

                          PORTFOLIO OF INVESTMENTS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                        NOVEMBER 30, 1997 (UNAUDITED)

     PRINCIPAL                                                        CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--101.3%
 ALABAMA--0.7%
 $         1,500,000 Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS),   AAA    $          1,611,315
                     8/15/2001
 ALASKA--4.5%
           7,000,000 Alaska State Housing Finance Corp., General        AAA               7,209,020
                     Mortgage Revenue Bonds (Series A), 5.65% (MBIA
                     INS), 12/1/2012
           2,500,000 Alaska State Housing Finance Corp., Mortgage       AAA               2,506,900
                     Revenue Bonds (Series 1997 A-1), 5.50% (Original
                     Issue Yield: 5.531%), 12/1/2017
                         TOTAL                                                            9,715,920
 ARIZONA--3.1%
           1,500,000 Phoenix, AZ, UT GO Refunding Bonds (Series A),     AA+               1,621,995
                     7.40%, 7/1/2000
           5,000,000 Salt River Project, AZ Agricultural Improvement     AA               5,114,400
                     & Power District, Electric System Revenue Bonds
                     (Series A), 7.10%, 1/1/2000
                         TOTAL                                                            6,736,395
 CALIFORNIA--3.0%
           2,250,000 California State, UT GO Bonds,Series AV, 7.80%,     A+               2,472,885
                     10/1/2000
           1,800,000 Los Angeles, CA Department of Water & Power,        A+               2,007,288
                     Electric Plant Revenue Bonds, 2nd Issue, 9.00%,
                     6/1/2000
           1,875,000 Los Angeles, CA Department of Water & Power,        A+               2,167,744
                     Electric Plant Revenue Bonds, 2nd Issue, 9.00%,
                     6/1/2001
                         TOTAL                                                            6,647,917
 COLORADO--0.5%
           1,000,000 Colorado HFA, Single Family Mortgage Revenue       Aa2               1,105,940
                     Bonds (Series 1997C-3), 6.75%, 5/1/2017
 FLORIDA--2.5%
           2,000,000 Florida State Board of Education Administration,   AA+               2,140,520
                     UT GO Capital Outlay Bonds (Series C), 6.25%
                     (Florida State), 6/1/2001
           3,000,000 Florida State Board of Education Administration,   AA+               3,186,510
                     UT GO Capital Outlay Bonds, 6.00% (Florida
                     State), 6/1/2001
                        TOTAL                                                             5,327,030
 GEORGIA--4.0%
           2,000,000 Georgia Municipal Electric Authority, Revenue       A                2,095,180
                     Bonds (Series U), 6.50%, 1/1/2000
           1,000,000 Georgia Municipal Electric Authority, Revenue       A                1,070,350
                     Bonds (Series U), 6.60%, 1/1/2001
           5,000,000 Georgia State, UT GO Bonds (Series A), 7.70%,      AAA               5,524,850
                     2/1/2001
                        TOTAL                                                             8,690,380

 FEDERATED INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                        CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 HAWAII--4.5%
 $         5,000,000 Hawaii State, UT GO Bonds (Series BT), 8.00%,       A+    $          5,547,850
                     2/1/2001
           1,000,000 Hawaii State, UT GO Bonds (Series BU), 5.85%        A+               1,058,360
                     (Original Issue Yield: 5.95%), 11/1/2001
           3,000,000 Honolulu, HI City & County, UT GO Bonds (Series     AA               3,209,640
                     A), 6.30% (Original Issue Yield: 6.40%),
                     8/1/2001
                         TOTAL                                                            9,815,850
 ILLINOIS--5.8%
              50,000 Du Page, IL Water Commission, GO UT Bonds,         AA+                  52,697
                     5.95%, 3/1/2001
           3,000,000 Du Page, IL Water Commission, UT GO Bonds,         AA+               3,208,080
                     6.05%, 3/1/2002
              90,000 Illinois Health Facilities Authority, Revenue       AA                  93,469
                     Bonds, 6.40% (Northwestern Memorial Hospital),
                     8/15/1999
           3,800,000 Illinois Health Facilities Authority, Revenue       AA               3,938,776
                     Refunding Bonds (Series A), 5.70% (Advocate
                     Health Care Network)/(Original Issue Yield:
                     5.75%), 8/15/2011
           3,000,000 Illinois Municipal Electric Agency, Power Supply   AAA               3,175,470
                     System Revenue Bonds (Series A), 6.20% (AMBAC
                     INS), 2/1/2001
           2,000,000 University of Illinois, Auxiliary Facilities       AA-               2,138,280
                     Revenue Bonds, 6.40% (Original Issue Yield:
                     6.45%), 4/1/2001
                         TOTAL                                                           12,606,772
 INDIANA--2.3%
           4,800,000 Indiana Health Facilty Financing Authority,         AA               4,939,296
                     Hospital Revenue Bonds (Series 1996A), 5.50%
                     (Clarian Health Partners, Inc.)/(Original Issue
                     Yield: 5.65%), 2/15/2010
 KANSAS--1.5%
           2,000,000 Sedgwick & Shawnee Counties, KS, Single Family     Aaa               2,210,000
                     Mortgage Revenue Bonds (Series 1997A-2), 5.50%
                     (GNMA Collateralized Home Mortgage Program COL),
                     6/1/2029
           1,000,000 Sedgwick County, KS, Single Family Mortgage        Aaa               1,073,570
                     Revenue Bonds (Series 1997A-2), 6.50% (GNMA
                     Collateralized Home Mortgage Program COL),
                     12/1/2016
                         TOTAL                                                            3,283,570
 MAINE--1.4%
           3,000,000 Maine Municipal Bond Bank, Revenue Bonds (Series   AAA               3,031,500
                     1997D), 5.35% (AMBAC INS), 11/1/2017
 MARYLAND--1.0%
           1,000,000 University of Maryland, Auxiliary Facility &       AA+               1,060,620
                     Tuition Revenue Bonds (Series A), 5.80%
                     (Original Issue Yield: 5.85%), 2/1/2002
           1,000,000 Washington Suburban Sanitation District, MD, GO     AA               1,104,680
                     UT Revenue Bonds (Second Series), 6.90% (United
                     States Treasury PRF), 6/1/2001 (@102)
                         TOTAL                                                            2,165,300

 FEDERATED INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                        CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 MICHIGAN--5.0%
 $         2,000,000 Michigan State Building Authority, Revenue Bonds   AAA    $          2,113,560
                     (Series II), 6.25% (AMBAC INS)/(Original Issue
                     Yield: 6.35%), 10/1/2000
           3,705,000 Michigan State Housing Development Authority,      AAA               3,850,495
                     (Series B) Rental Housing Revenue Bonds, 5.65%
                     (MBIA INS), 10/1/2007
           3,605,000 Michigan State Housing Development Authority,      AAA               3,744,369
                     (Series B) Rental Housing Revenue Bonds, 5.65%
                     (MBIA INS), 4/1/2007
           1,000,000 Royal Oak, MI Hospital Finance Authority,          Aa3               1,065,350
                     Revenue Refunding Bonds, 7.40% (William Beaumont
                     Hospital, MI), 1/1/2000
                         TOTAL                                                           10,773,774
 MISSOURI--5.0%
           5,000,000 Missouri State HEFA, Health Facilities Revenue      AA               5,449,450
                     Bonds (Series A), 6.00% (BJC Health System,
                     MO)/(Original Issue Yield: 6.05%), 5/15/2005
           5,000,000 Missouri State HEFA, Health Facilities Revenue      AA               5,438,350
                     Bonds (Series A), 6.10% (BJC Health System,
                     MO)/(Original Issue Yield: 6.15%), 5/15/2006
                         TOTAL                                                           10,887,800
 NEVADA--0.5%
           1,000,000 Clark County, NV School District, LT GO Bonds      AAA               1,130,520
                     (Series A), 9.75% (MBIA INS), 6/1/2000
 NEW HAMPSHIRE--1.3%
           2,555,000 New Hampshire State, UT GO Bonds (Series A),       AA+               2,745,373
                     6.40%, 6/15/2001
 NEW JERSEY--0.0%
             100,000 New Jersey State Transportation Trust Fund         #Aaa                102,813
                     Agency, Revenue Bonds, 5.90%, 6/15/1999
 NEW YORK--6.6%
           6,000,000 New York City, NY, UT GO Bonds (Series E), 5.30%   AAA               6,197,220
                     (FGIC INS)/(Original Issue Yield: 5.40%),
                     8/1/2009
           2,500,000 New York State Environmental Facilities Corp.,      A-               2,749,450
                     State Water Pollution Control Bonds (Series
                     1994E), 6.15% (Original Issue Yield: 6.25%),
                     6/15/2004
           4,000,000 New York State Thruway Authority, Highway &        AAA               4,278,440
                     Bridge Fund Revenue Bonds (Series B), 5.625%
                     (FGIC INS)/(Original Issue Yield: 5.75%),
                     4/1/2005
           1,000,000 Triborough Bridge & Tunnel Authority, NY,           A+               1,073,170
                     Revenue Bonds (Series S), 6.625% (Original Issue
                     Yield: 6.70%), 1/1/2001
                         TOTAL                                                           14,298,280

 FEDERATED INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                        CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 NORTH CAROLINA--6.7%
 $         2,720,000 Charlotte-Mecklenburg Hospital Authority, NC,       AA    $          2,891,387
                     Health Care Revenue Bonds (Series 1996A), 5.50%
                     (Charlotte-Mecklenburg Hospital, NC)/(Original
                     Issue Yield: 5.60%), 1/15/2008
           1,275,000 Charlotte-Mecklenburg Hospital Authority, NC,       AA               1,351,959
                     Refunding Revenue Bonds, 5.90% (Original Issue
                     Yield: 5.95%), 1/1/2002
           2,080,000 Charlotte-Mecklenburg Hospital Authority, NC,       AA               2,210,770
                     Refunding Revenue Bonds, 5.90% (Original Issue
                     Yield: 5.95%), 1/1/2002
           5,350,000 North Carolina Municipal Power Agency No. 1,        A-               5,697,001
                     Catawba Electric Revenue Refunding Bonds, 6.00%
                     (Original Issue Yield: 6.05%), 1/1/2004
           2,000,000 North Carolina Municipal Power Agency No. 1,        A-               2,323,360
                     Catawba Electric Revenue Refunding Bonds, 7.25%,
                     1/1/2007
                         TOTAL                                                           14,474,477
 NORTH DAKOTA--0.5%
           1,100,000 Grand Forks, ND, Health Care System Revenue        AAA               1,122,803
                     Bonds (Series 1997), 5.40% (Altru Health System
                     Obligated Group)/(MBIA INS)/(Original Issue
                     Yield: 5.50%), 8/15/2011
 OHIO--5.0%
             100,000 Columbus, OH, GO UT Refunding Bonds, 5.80%,        AAA                 103,634
                     1/1/2000
           2,500,000 Hamilton County, OH Sewer System, Improvement &    AA-               2,645,700
                     Revenue Refunding Bonds (Series A), 6.20%,
                     12/1/2000
           3,195,000 Lucas County, OH, Hospital Revenue Refunding       AAA               3,395,071
                     Bonds (Series 1996), 5.50% (ProMedica Healthcare
                     Obligated Group)/(MBIA INS)/(Original Issue
                     Yield: 5.75%), 11/15/2008
           2,840,000 Lucas County, OH, Hospital Revenue Refunding       AAA               3,142,914
                     Bonds (Series 1996), 6.00% (ProMedica Healthcare
                     Obligated Group)/(MBIA INS), 11/15/2007
           1,400,000 Montgomery County, OH Health Facilities            AAA               1,493,086
                     Authority, Revenue Bonds (Series A), 6.20%
                     (Sisters of Charity Health Care System)/(MBIA
                     INS)/(Original Issue Yield: 6.30%), 5/15/2001
                         TOTAL                                                           10,780,405
 OKLAHOMA--1.0%
           2,000,000 Oklahoma State Industrial Authority, Health        AAA               2,111,640
                     System Revenue Bonds (Series C), 5.70% (Baptist
                     Medical Center, OK)/(AMBAC INS)/(Original Issue
                     Yield: 5.80%), 8/15/2002
 PENNSYLVANIA--8.0%
           1,500,000 Pennsylvania Infrastructure Investment             AA+               1,600,605
                     Authority, Revenue Bonds, 6.15% (Pennvest),
                     9/1/2001
           3,500,000 Pennsylvania Intergovernmental Coop Authority,     AAA               3,614,730
                     Special Tax Revenue Bonds, 5.45% (FGIC
                     INS)/(Original Issue Yield: 5.55%), 6/15/2008

 FEDERATED INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                        CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $         3,000,000 Pennsylvania State Higher Education Facilities     AAA    $          3,166,860
                     Authority, Health Services Revenue Bonds (Series
                     A), 5.50% (Allegheny Delaware Valley Obligated
                     Group)/ (MBIA INS)/(Original Issue Yield:
                     5.60%), 11/15/2008
           4,000,000 Pennsylvania State Higher Education Facilities      AA               4,193,760
                     Authority, Refunding Revenue Bonds (Series A),
                     5.50% (University of Pennsylvania)/(Original
                     Issue Yield: 5.55%), 1/1/2009
           5,000,000 Philadelphia, PA Hospitals & Higher Education      AA-               4,857,050
                     Facilities Authority, Health System Revenue
                     Bonds (Series 1997A), 5.00% (Jefferson Health
                     System)/(Original Issue Yield: 5.40%), 5/15/2012
                         TOTAL                                                           17,433,005
 SOUTH CAROLINA--2.5%
             730,000 Columbia, SC Waterworks & Sewer System,             AA                 777,552
                     Refunding Revenue Bonds, 6.40% (United States
                     Treasury COL)/(Original Issue Yield: 6.45%),
                     2/1/2001
           4,270,000 Columbia, SC Waterworks & Sewer System, Revenue     AA               4,557,969
                     Bonds, 6.40% (Original Issue Yield: 6.45%),
                     2/1/2001
                         TOTAL                                                            5,335,521
 TENNESSEE--0.5%
           1,065,000 Metropolitan Government Nashville & Davidson        AA               1,129,007
                     County, TN HEFA, Revenue Bonds (Series B), 5.85%
                     (Vanderbilt University)/(Original Issue Yield:
                     5.90%), 10/1/2001
 TEXAS--15.2%
             200,000 Brownsville, TX Independent School, GO UT          Aaa                 209,600
                     Refunding Bonds, 6.00% (PSFG INS)/ (Original
                     Issue Yield: 6.00%), 8/15/2000
           1,000,000 Dallas, TX Waterworks & Sewer System, Revenue       AA               1,028,890
                     Refunding and Improvement Bonds (Series A),
                     9.50%, 10/1/1998
           4,000,000 Garland, TX, LT GO Bonds, 5.80% (Original Issue     AA               4,231,760
                     Yield: 5.90%), 8/15/2001
             100,000 Gulf Coast, TX Waste Disposal Authority, Revenue    A1                 106,114
                     Bonds, 6.10% (Monsanto Co.), 1/1/2004
           4,500,000 Houston, TX Independent School District, LT GO     AAA               4,981,590
                     Bonds, 8.375% (PSFG GTD), 8/15/2000
           1,650,000 San Antonio, TX Electric & Gas, Revenue Bonds,      AA               1,667,243
                     9.90%, 2/1/1998
           2,000,000 San Antonio, TX Electric & Gas, Revenue             AA               2,069,840
                     Refunding Bonds (Series A), 7.00%, 2/1/1999
           1,475,000 San Antonio, TX, UT GO General Improvement          AA               1,641,705
                     Bonds, 8.625%, 8/1/2000
           6,370,000 Socorro, TX Independent School District, UT GO     Aaa               6,814,244
                     Refunding Bonds (Series A), 6.25% (PSFG
                     GTD)/(Original Issue Yield: 6.30%), 8/15/2001
           3,760,000 Texas State Department of Housing & Community      AAA               3,808,542
                     Affairs, Single Family Mortgage Revenue Bonds
                     (Series B), 5.45% (MBIA INS), 3/1/2019

 FEDERATED INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                        CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 TEXAS--CONTINUED
 $         6,000,000 Texas Water Development Board, State Revolving     AAA    $          6,399,840
                     Fund Sr. Lien Revenue Bonds, 5.80% (Original
                     Issue Yield: 5.90%), 7/15/2002
                         TOTAL                                                           32,959,368
 UTAH--1.0%
           2,000,000 Intermountain Power Agency, UT, Power Supply        A+               2,077,520
                     Revenue Refunding Bonds (Series B), 7.20%,
                     7/1/1999
 VIRGINIA--1.9%
           1,995,000 Virginia Beach, VA, UT GO Bonds (Series A),         AA               2,090,361
                     6.30%, 3/1/2000
           1,995,000 Virginia Beach, VA, UT GO Bonds (Series A),         AA               2,126,810
                     6.30%, 3/1/2001
                         TOTAL                                                            4,217,171
 WASHINGTON--5.8%
           1,020,000 Seattle, WA, LT GO Refunding Bonds, 6.00%          AA+               1,089,605
                     (Original Issue Yield: 6.10%), 3/1/2002
           1,500,000 Tacoma, WA Sewer Authority, Revenue Refunding      AAA               1,618,140
                     Bonds (Series B), 5.70% (FGIC INS)/(Original
                     Issue Yield: 5.85%), 12/1/2005
           4,500,000 Washington Health Care Facilities Authority,       AAA               4,633,830
                     Revenue Bonds (Series 1996), 5.375% (Kadlec
                     Medical Center, Richland)/(AMBAC INS)/(Original
                     Issue Yield: 5.63%), 12/1/2010
           5,000,000 Washington State Public Power Supply System,       AA-               5,186,650
                     (Nuclear Project No. 3) Refunding & Revenue
                     Bonds (Series B), 5.70% (Original Issue Yield:
                     5.793%), 7/1/2010
                         TOTAL                                                           12,528,225
 WISCONSIN--0.0%
             100,000 Waukesha, WI School District, GO UT, 5.75%          A1                 102,980
                     (Original Issue Yield: 5.80%), 10/1/1999
                         TOTAL LONG-TERM                                                219,887,867
                         MUNICIPALS (IDENTIFIED COST $208,800,469)
 SHORT-TERM MUNICIPALS--0.6%
 PENNSYLVANIA--0.1%
             300,000 New Castle, PA Area Hospital Authority, (Series    AAA                 300,000
                     1996) Weekly VRDNs (Jameson Memorial
                     Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)
 TEXAS--0.5%
           1,000,000 Harris County, TX HFDC, Unit Priced Demand          AA               1,000,000
                     Adjustable Revenue Bonds (Series 1997B) Daily
                     VRDNs (St. Luke's Episcopal Hospital)/(Morgan
                     Guaranty Trust Co., New York, Nationsbank of
                     Texas, N.A. and Toronto-Dominion Bank LIQs)
                         TOTAL SHORT-TERM                                                 1,300,000
                         MUNICIPALS (AT AMORTIZED COST)
                         TOTAL INVESTMENTS (IDENTIFIED COST                           $ 221,187,867
                         $210,100,469 AT AMORTIZED COST)(A)

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $210,100,469. The net unrealized appreciation of investments on a federal tax basis amounts to $11,087,398 at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($217,033,474) at November 30, 1997.

The following acronyms are used throughout this portfolio: AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority HFDC --Health Facility Development Corporation INS --Insured LIQ --Liquidity Agreement LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue PRF --Prerefunded UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 221,187,867
 $210,100,469)
 Cash                                                                                        71,381
 Income receivable                                                                        4,053,073
 Receivable for shares sold                                                                  22,500
   Total assets                                                                         225,334,821
 LIABILITIES:
 Payable for investments purchased                                       $ 7,335,679
 Income distribution payable                                                 930,373
 Accrued expenses                                                             35,295
   Total liabilities                                                                      8,301,347
 Net Assets for 20,394,016 shares outstanding                                         $ 217,033,474
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $ 210,754,664
 Net unrealized appreciation of investments                                              11,087,398
 Accumulated net realized loss on investments                                           (4,808,588)
   Total Net Assets                                                                   $ 217,033,474
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $217,033,474 / 20,394,016 shares outstanding                                                $10.64

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 6,309,600
 EXPENSES:
 Investment advisory fee                                                  $   451,693
 Administrative personnel and services fee                                     85,257
 Custodian fees                                                                 9,125
 Transfer and dividend disbursing agent fees and expenses                      23,797
 Directors'/Trustees' fees                                                      3,031
 Auditing fees                                                                  7,086
 Legal fees                                                                     5,117
 Portfolio accounting fees                                                     40,687
 Shareholder services fee                                                     282,308
 Share registration costs                                                       9,116
 Printing and postage                                                           7,685
 Insurance premiums                                                             1,859
 Taxes                                                                          3,597
 Miscellaneous                                                                  4,575
   Total expenses                                                             934,933
 Waivers--
   Waiver of investment advisory fee                        $  (77,846)
   Waiver of shareholder services fee                         (214,554)
     Total waivers                                                           (292,400)
       Net expenses                                                                         642,533
         Net investment income                                                            5,667,067
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           915,567
 Net change in unrealized appreciation of investments                                     2,275,299
   Net realized and unrealized gain on investments                                        3,190,866
     Change in net assets resulting from operations                                     $ 8,857,933

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                                                                     SIX MONTHS
                                                                        ENDED
                                                                     (UNAUDITED)      YEAR ENDED
                                                                     NOVEMBER 30,      MAY 31,
                                                                         1997            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $   5,667,067   $   11,103,558
 Net realized gain on investments ($915,567 and $1,059,997,                915,567        1,164,828
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      2,275,299          866,681
   Change in net assets resulting from operations                        8,857,933       13,135,067
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (5,667,067)     (11,103,558)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           65,901,310       85,279,237
 Net asset value of shares issued in conjunction with acquisition               --       10,040,690
 of The Starburst Municipal Income Fund
 Net asset value of shares issued to shareholders in payment of          1,089,944        2,403,307
 distributions declared
 Cost of shares redeemed                                               (85,654,441)    (85,642,824)
   Change in net assets resulting from share transactions              (18,663,187)      12,080,410
     Change in net assets                                              (15,472,321)      14,111,919
 NET ASSETS:
 Beginning of period                                                   232,505,795      218,393,876
 End of period                                                       $ 217,033,474   $  232,505,795

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS*

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                             NOVEMBER 30,                  YEAR ENDED NOVEMBER 30,
                                                 1997          1997       1996        1995       1994         1993
NET ASSET VALUE, BEGINNING OF PERIOD            $10.50        $10.41      $10.55      $10.52      $10.74      $10.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.27          0.53        0.53        0.54        0.52        0.56
Net realized and unrealized gain (loss)
on investments                                    0.14          0.09       (0.14)       0.03       (0.22)       0.43
Total from investment operations                  0.41          0.62        0.39        0.57        0.30        0.99
LESS DISTRIBUTIONS
Distributions from net investment income         (0.27)        (0.53)      (0.53)      (0.54)      (0.52)      (0.56)
NET ASSET VALUE, END OF PERIOD                  $10.64        $10.50      $10.41      $10.55      $10.52      $10.74
TOTAL RETURN(A)                                   3.89%         6.11%       3.78%       5.67%       2.79%       9.80%
RATIOS TO AVERAGE NET ASSETS
Expenses                                          0.57%**       0.57%       0.57%       0.59%       0.61%       0.48%
Net investment income                             5.02%**       5.09%       5.05%       5.23%       4.82%       5.27%
Expense waiver/reimbursement(b)                   0.26%**       0.26%       0.24%       0.00%       0.01%       0.14%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)       $217,033      $232,506    $218,398    $229,285    $302,663    $263,283
Portfolio turnover                                  13%           33%         19%         11%          7%          3%

* During the period from September 6, 1993, to December 21, 1994, the fund offered two classes of shares, Institutional Shares and Institutional Service Shares. As of December 21, 1994, Institutional Service Shares ceased operations and the class designation for Institutional Shares was eliminated. The table above does not reflect Institutional Service Shares.

** Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                   FEDERATED INTERMEDIATE MUNICIPAL TRUST

                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. As of November 30, 1997, the Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Municipal Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax.

On October 31, 1996, the Fund acquired all the net assets of The Starburst Municipal Income Fund pursuant to the plan of reorganization approved by The Starburst Municipal Income Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 955,346 shares of the Fund (valued at $10,040,690) for the 953,506 shares of The Starburst Municipal Income Fund outstanding on October 31, 1996. The Starburst Municipal Income Fund's net assets at that date ($10,072,849), including $218,574 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund and The Starburst Municipal Income Fund immediately before acquisition were $209,160,976 and $10,072,849, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $219,201,666.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $5,891,449, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR    EXPIRATION AMOUNT
           2003        $2,220,639
           2004         3,670,810

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                               Six Months           Year
                                                                                 Ended              Ended
                                                                           November 30, 1997     May 31, 1997
 Shares sold                                                                    6,206,471         8,181,651
 Shares issued in conjunction with acquisition of The Starburst Municipal              --           955,346
 Income Fund
 Shares issued to shareholders in payment of distributions declared               102,614           228,984
 Shares redeemed                                                               (8,068,051)       (8,183,995)
   Net change resulting from share transactions                                (1,758,966)        1,181,986

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $60,180,000 and $57,480,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1997, were as follows:

 PURCHASES         $29,523,527
 SALES             $37,952,713

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contain facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

[Graphic]

Federated Intermediate Municipal Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS NOVEMBER 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-245-7400
www.federatedinvestors.com


Cusip 458810108
8010413 (1/98)







                             PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present you with the Semi-Annual Report to Shareholders for Federated Pennsylvania Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust. The report covers the six-month period from June 1, 1997, through November 30, 1997, which is the first half of the fund's fiscal year. It begins with an investment review, which is a brief commentary on the municipal market and fund strategy from the portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund pursues monthly income that is free from federal income tax and Pennsylvania personal income tax by investing in a portfolio of intermediate-term securities issued by Pennsylvania municipalities.*

Over the six-month reporting period, the fund achieved a total return of 4.41%** through double-tax-free dividends totaling $0.24 per share and a 2.00% share price increase. Total assets reached $18 million at the reporting period's end.

Thank you for your confidence in the double-tax-free earning power of Federated Pennsylvania Intermediate Municipal Trust. We will continue to keep you up to date on the fund's performance, and we welcome your questions, comments, or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
January 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                              INVESTMENT REVIEW

MARKET OVERVIEW

The municipal bond market was driven by the supply of and demand for municipal securities over the six-month reporting period. As a result of declining nominal interest rates issuers came to market to borrow additional funds at low interest rates and to refund outstanding higher interest rate debt. Consequently, the supply of new issue municipal bonds has been considerably higher than most forecasts made at the beginning of the fiscal year. Interest rates declined from 4.90% to 4.59% for ten-year AAA-rated municipal bonds over the six-month reporting period. Also, the ratio of ten-year AAA-rated municipal bond yields to ten-year Treasury bond yields widened from 73.0% to 78.5%, which reflects the municipal bond market's relative under-performance versus treasury securities over the reporting period. This relative performance difference between municipal and Treasury bonds was due mainly to the supply and demand situation that existed in the municipal market this year. The Pennsylvania municipal bond market continues to be dominated by insurance. The primary sectors for issuance in Pennsylvania year-to-date have been health care and education financings.

FUND STRATEGY

The primary goal of the fund is to maximize the tax-exempt income that is distributed to shareholders. Management concentrated on "couponing up" or swapping into bonds with better income characteristics over the six-month reporting period. As a result of very tight credit quality spreads in the municipal bond market, investors are not being paid for taking additional credit risk. Because of this fact, the focus has been on higher-quality bonds in the fund. Approximately 70% of municipal bond new issue supply in Pennsylvania this year has been insured by one of the major municipal bond insurers. This is one of the primary contributors to the tightness of municipal credit spreads.

FUND PERFORMANCE

For the six-month reporting period ended November 30, 1997, the fund produced a total return of 4.41%.* Tax-free dividends totaled $0.24 per share. The 30-day current net yield on November 30, 1997, was 4.25%.** The fund's yield is very competitive when compared with other Pennsylvania intermediate funds, which reflects the fund's focus on tax-free income. The fund's total return has lagged to some degree over the reporting period because of its shorter-maturity, higher-quality profile relative to some of its competitors.

MARKET OUTLOOK

Our outlook for the fixed-income markets in general and municipal bonds in particular is still very constructive. The inflation outlook remains favorable, real economic growth is showing signs of moderating and the Federal Reserve Board has remained on the sidelines regarding any adjustments to short-term lending rates. The municipal bond market could be specifically impacted by potential changes in the federal tax laws. However, significant tax law changes are not expected in 1998. The wild card continues to be the effect of the "Asian Flu" on the U.S. economy.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

                          PORTFOLIO OF INVESTMENTS

            FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                        NOVEMBER 30, 1997 (UNAUDITED)

    PRINCIPAL                                                            CREDIT
      AMOUNT                                                             RATING*        VALUE
 INTERMEDIATE-TERM MUNICIPAL SECURITIES--93.4%
 PENNSYLVANIA--92.5%
 $         350,000 Allegheny County, PA HDA, Hospital Revenue Bonds        AAA    $         369,792
                   (Series A), 5.45% (Allegheny General Hospital)/(MBIA
                   INS)/(Original Issue Yield: 5.55%), 9/1/2004
           300,000 Allegheny County, PA HDA, Revenue Bonds (Series A),      A2              317,859
                   5.90% (South Hills Health System)/(Original Issue
                   Yield: 6.00%), 5/1/2003
           300,000 Allegheny County, PA HDA, Revenue Bonds (Series A),      A2              319,773
                   6.00% (South Hills Health System)/(Original Issue
                   Yield: 6.10%), 5/1/2004
           500,000 Allegheny County, PA, Airport Revenue Bonds (Series     AAA              518,115
                   A), 5.30% (Pittsburgh International Airport)/(MBIA
                   INS)/(Original Issue Yield: 5.35%), 1/1/2003
           100,000 Allegheny County, PA, UT GO Bonds (Series C-39),        AAA              106,639
                   6.00% (AMBAC INS)/(Original Issue Yield: 6.098%),
                   5/1/2012
           100,000 Allegheny County, PA, UT GO Bonds, 5.40% (MBIA          AAA              105,453
                   INS)/(Original Issue Yield: 5.50%), 9/15/2005
           100,000 Altoona, PA Area School District, UT GO Bonds, 5.35%    AAA              104,941
                   (FGIC INS)/(Original Issue Yield: 5.40%), 1/15/2004
           100,000 Altoona, PA City Authority, Water Revenue Bonds,        AAA              107,155
                   5.60% (FGIC INS)/(Original Issue Yield: 5.699%),
                   11/1/2004
           150,000 Berks County, PA Municipal Authority, Hospital          AAA              158,136
                   Revenue Bonds, 5.40% (Reading Hospital & Medical
                   Center)/(MBIA INS)/(Original Issue Yield: 5.45%),
                   10/1/2004
           100,000 Berks County, PA Municipal Authority, Hospital          AAA              107,266
                   Revenue Bonds, 5.60% (Reading Hospital & Medical
                   Center)/(MBIA INS)/(Original Issue Yield: 5.65%),
                   10/1/2006
           150,000 Cambria County, PA, UT GO (Series A), 5.40% (FGIC       AAA              158,450
                   INS)/(Original Issue Yield: 5.50%), 8/15/2004
           100,000 Central Bucks, PA School District, UT GO Bonds, 5.40%   AAA              102,051
                   (FGIC INS), 5/15/2003
           100,000 Central Bucks, PA School District, UT GO Bonds,         Aa3              108,748
                   6.00%, 11/15/2003
           300,000 Chester County, PA HEFA, Hospital Revenue Bonds         AAA              312,720
                   (Series 1996A), 5.20% (Chester County Hospital,
                   PA)/(MBIA INS)/(Original Issue Yield: 5.35%),
                   7/1/2004
           100,000 Commonwealth of Pennsylvania, UT GO Bonds (Second       AAA              108,740
                   Series A), 6.30% (MBIA INS)/(Original Issue Yield:
                   6.35%), 11/1/2002
           150,000 Dauphin County, PA, Revenue Bonds, 6.00% (MBIA INS),    AAA              155,661
                   6/1/2002
           150,000 Dauphin County, PA, Revenue Bonds, 6.10% (MBIA INS),    AAA              155,948
                   6/1/2003
           345,000 Delaware County Authority, PA, (Series 1995) College    AAA              356,254
                   Revenue Bonds, 5.30% (Neumann College)/(Connie Lee
                   INS)/(Original Issue Yield: 5.40%), 10/1/2007
           300,000 Delaware County Authority, PA, Hospital Revenue          A-              313,527
                   Bonds, 5.90% (Riddle Memorial Hospital)/(Original
                   Issue Yield: 6.10%), 1/1/2002
           125,000 Eastern York, PA School District, UT GO Bonds, 5.55%    AAA              132,026
                   (MBIA INS), 6/1/2003

 FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

    PRINCIPAL                                                            CREDIT
      AMOUNT                                                             RATING*        VALUE
 INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $         100,000 Elizabethtown, PA Area School District, UT GO Bonds,     A     $         101,256
                   5.45%, 2/15/2004
           205,000 Fayette County, PA Hospital Authority, Healthcare       Aa3              208,643
                   Facility Revenue Bonds (Series 1996A), 5.35% (Mount
                   Macrina Manor)/(National City, Pennsylvania LOC),
                   9/1/2006
           220,000 Fayette County, PA Hospital Authority, Healthcare       Aa3              224,202
                   Facility Revenue Bonds (Series 1996A), 5.45% (Mount
                   Macrina Manor)/(National City, Pennsylvania LOC),
                   9/1/2007
           230,000 Fayette County, PA Hospital Authority, Healthcare       Aa3              234,478
                   Facility Revenue Bonds (Series 1996A), 5.55% (Mount
                   Macrina Manor)/(National City, Pennsylvania LOC),
                   9/1/2008
           500,000 Fayette County, PA Hospital Authority, Hospital         AAA              514,505
                   Revenue Bonds (Series 1996A), 5.20% (Uniontown
                   Hospital)/(Connie Lee INS)/(Original Issue Yield:
                   5.30%), 6/15/2004
           125,000 Franklin Park Boro, PA, GO Bonds, 5.50% (AMBAC INS),    AAA              133,357
                   11/1/2004
           500,000 Indiana County, PA Hospital Authority, Revenue          AAA              540,430
                   Refunding Bonds (Series B), 6.20% (Indiana Hospital,
                   PA)/(Connie Lee INS)/(Original Issue Yield: 6.30%),
                   7/1/2006
           350,000 Lehigh County, PA General Purpose Authority, General    AAA              366,905
                   Purpose Authority Hospital Revenue Bonds, 5.30%
                   (Lehigh Valley Hospital Inc.)/(MBIA INS)/ (Original
                   Issue Yield: 5.40%), 7/1/2005
           575,000 Lehigh County, PA General Purpose Authority, Hospital    A               589,674
                   Refunding Revenue Bonds (Series 1996A), 5.25%
                   (Muhlenberg Hospital Center)/(Original Issue Yield:
                   5.30%), 7/15/2004
           750,000 Lehigh County, PA General Purpose Authority,            AAA              755,363
                   Refunding Revenue Bonds, 5.00% (Good Shepherd
                   Rehabilitation Hospital)/(AMBAC INS)/(Original Issue
                   Yield: 5.10%), 11/15/2009
           325,000 Lower Dauphin, PA School District, UT GO Bonds, 5.75%   AAA              337,740
                   (AMBAC INS)/ (United States Treasury PRF), 3/15/2000
                   (@100)
           330,000 McKeesport, PA Area School District, UT GO Bonds        AAA              351,374
                   (Series A), 5.40% (FSA INS)/ (Original Issue Yield:
                   5.50%), 10/1/2006
           750,000 Monroe County, PA Hospital Authority, Hospital          AAA              752,235
                   Revenue Bonds (Series A), 5.00% (Pocono Medical
                   Center)/(AMBAC INS)/(Original Issue Yield: 5.10%),
                   7/1/2009
           675,000 New Castle, PA Area Hospital Authority, Hospital        AAA              744,795
                   Revenue Bonds (Series 1997), 6.00% (Jameson Memorial
                   Hospital)/(MBIA INS), 7/1/2010
           180,000 North Penn, PA Water Authority, Revenue Bonds, 5.80%    AAA              191,772
                   (FGIC INS)/(Original Issue Yield: 5.85%), 11/1/2005
           110,000 North Penn, PA Water Authority, Revenue Bonds, 6.10%    AAA              119,746
                   (FGIC INS), 11/1/2003
           500,000 Northeastern, PA Hospital & Education Authority,        AAA              538,135
                   Health Care Revenue Bonds (Series 1994 A), 6.10%
                   (Wyoming Valley Health Care, PA)/(AMBAC INS)/
                   (Original Issue Yield: 6.25%), 1/1/2003
           150,000 Penn Trafford, PA School District, UT GO Bonds, 5.55%   AAA              158,612
                   (MBIA INS), 5/1/2006

 FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

    PRINCIPAL                                                            CREDIT
      AMOUNT                                                             RATING*        VALUE
 INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $         100,000 Pennsylvania Housing Finance Authority, SFM Revenue     AA+    $         102,680
                   Bonds (Series 38), 5.30%, 4/1/2003
           100,000 Pennsylvania Housing Finance Authority, SFM Revenue     AA+              103,833
                   Bonds (Series 41-B), 5.90%, 10/1/2005
           100,000 Pennsylvania Housing Finance Authority, SFM Revenue     AA+              103,775
                   Bonds (Series 42), 5.90%, 10/1/2004
           345,000 Pennsylvania Housing Finance Authority, SFM Revenue     AA+              357,316
                   Bonds (Series 43), 6.35%, 4/1/2001
           500,000 Pennsylvania Intergovernmental Coop Authority,          AAA              518,490
                   Special Tax Revenue Refunding Bonds, Philadelphia
                   Funding Program, 5.20% (FGIC INS)/(Original Issue
                   Yield: 5.32%), 6/15/2007
           125,000 Pennsylvania State Higher Education Facilities           AA              133,646
                   Authority, Health Services Revenue Bonds (Series A),
                   6.00% (University of Pennsylvania), 1/1/2003
           200,000 Pennsylvania State Higher Education Facilities          AAA              211,344
                   Authority, Revenue Bonds (Series L), 5.50% (State
                   System of Higher Education, Commonwealth of PA)/
                   (AMBAC INS)/(Original Issue Yield: 5.55%), 6/15/2005
           110,000 Pennsylvania State Higher Education Facilities           A1              111,883
                   Authority, University Revenue Bonds (Series 1996),
                   5.25% (Drexel University)/(PNC Bank, N.A.
                   LOC)/(Original Issue Yield: 5.35%), 8/1/2005
           150,000 Pennsylvania State Higher Education Facilities           A1              152,663
                   Authority, University Revenue Bonds (Series 1996),
                   5.35% (Drexel University)/(PNC Bank, N.A.
                   LOC)/(Original Issue Yield: 5.45%), 8/1/2006
           475,000 Pennsylvania State Higher Education Facilities           A1              484,054
                   Authority, University Revenue Bonds (Series 1996),
                   5.45% (Drexel University)/(PNC Bank, N.A.
                   LOC)/(Original Issue Yield: 5.55%), 8/1/2007
           125,000 Pennsylvania State Turnpike Commission, Turnpike         A               131,415
                   Revenue Bonds (Series P), 5.45%, 12/1/2002
           100,000 Pennsylvania State University, Second Revenue           AAA              105,663
                   Refunding Bonds, 5.55% (AMBAC INS)/(Original Issue
                   Yield: 5.70%), 8/15/2006
           125,000 Perkiomen Valley School District, PA, UT GO Bonds,       A1              130,476
                   5.50%, 2/1/2004
           300,000 Philadelphia, PA Gas Works, Revenue Bonds (14th         AAA              317,811
                   Series), 5.50% (FSA INS)/ (Original Issue Yield:
                   6.10%), 7/1/2004
           100,000 Philadelphia, PA Hospitals & Higher Education            A               102,697
                   Facilities Authority, Hospital Revenue Bonds (Series
                   1994), 5.25% (Wills Eye Hospital, PA)/(Original Issue
                   Yield: 5.40%), 7/1/2003
           150,000 Philadelphia, PA Water & Wastewater System, Revenue     AAA              158,115
                   Bonds, 5.50% (FGIC INS), 6/15/2003
           500,000 Pittsburgh, PA Urban Redevelopment Authority,           AAA              508,170
                   Mortgage Revenue Bonds (Series 1997C), 5.35%,
                   10/1/2009
           100,000 Richland School District, PA, UT GO Bonds, 5.30%        AAA              105,018
                   (MBIA INS)/(Original Issue Yield: 5.45%), 11/1/2003

 FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

    PRINCIPAL                                                            CREDIT
      AMOUNT                                                             RATING*        VALUE
 INTERMEDIATE-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $         125,000 Solanco, PA School District, UT GO Bonds, 5.60% (FGIC   AAA    $         132,909
                   INS), 2/15/2004
           580,000 Somerset County, PA Hospital Authority, Hospital         AA              580,197
                   Refunding Revenue Bonds (Series 1997B), 5.10%
                   (Somerset Community Hospital)/(Asset Guaranty INS)/
                   (Original Issue Yield: 5.25%), 3/1/2009
           600,000 Southeastern, PA Transportation Authority, Special      AAA              647,214
                   Revenue Bonds, 5.75% (FGIC INS), 3/1/2008
           100,000 Spring Ford, PA School District, UT GO Refunding        AAA              103,265
                   Bonds (Series AA), 5.80% (FGIC INS), 8/1/2005
           200,000 Swarthmore Boro Authority PA, College Revenue Bonds,    AA+              215,850
                   6.00% (Swarthmore College)/(Original Issue Yield:
                   6.10%), 9/15/2006
           185,000 Warren County, PA School District, UT GO Bonds, 5.85%   AAA              191,109
                   (FGIC INS), 9/1/2001
           110,000 Warren County, PA School District, UT GO Bonds, 6.10%   AAA              114,094
                   (FGIC INS), 9/1/2003
           600,000 Wilkes-Barre, PA Area School District, GO Bonds,        AAA              603,072
                   Series 1997, 5.00% (FGIC INS)/ (Original Issue Yield:
                   5.075%), 4/1/2010
                      TOTAL                                                              17,409,235
 VIRGIN ISLANDS--0.9%
           170,000 Virgin Islands HFA, SFM Revenue Refunding Bonds         AAA              176,242
                   (Series A), 5.80% (GNMA COL), 3/1/2005
                       TOTAL INTERMEDIATE-TERM MUNICIPAL SECURITIES                      17,585,477
                       (IDENTIFIED COST $16,881,740)
 SHORT-TERM MUNICIPAL SECURITIES--4.8%
 PENNSYLVANIA--2.7%
           300,000 New Castle, PA Area Hospital Authority, (Series 1996)   AAA              300,000
                   Weekly VRDNs (Jameson Memorial Hospital)/(FSA
                   INS)/(PNC Bank, N.A. LIQ)
           200,000 Philadelphia, PA Hospitals & Higher Education            AA              200,000
                   Facilities Authority, Hospital Revenue Bonds (Series
                   A of 1996) Daily VRDNs (Children's Hospital of
                   Philadelphia)/(Morgan Guaranty Trust Co., New York
                   LIQ)
                      TOTAL                                                                 500,000
 PUERTO RICO--2.1%
           400,000 Government Development Bank for Puerto Rico (GDB)        AA              400,000
                   Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston
                   LIQ)
                     TOTAL SHORT-TERM MUNICIPAL                                             900,000
                     SECURITIES (AT AMORTIZED COST)
                     TOTAL INVESTMENTS (IDENTIFIED                                     $ 18,485,477
                     COST $17,781,740)(A)

At November 30, 1997, 9.9% of the total investments at market value were subject to alternative minimum tax.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) The cost of investments for federal tax purposes amounts to $17,781,740. The net unrealized appreciation of investments on a federal tax basis amounts to $703,737 appreciation at November 30, 1997.

Note: The categories of investments are shown as a percentage of net assets ($18,814,977) at November 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation HDA --Hospital Development Authority HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

            FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost $17,781,740)       $ 18,485,477
 Cash                                                                                        74,537
 Income receivable                                                                          282,616
 Deferred expenses                                                                           37,292
 Deferred organizational costs                                                                7,805
   Total assets                                                                          18,887,727
 LIABILITIES:
 Income distribution payable                                                                 72,750
 Net Assets for 1,816,320 shares outstanding                                           $ 18,814,977
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 18,287,590
 Net unrealized appreciation of investments                                                 703,737
 Accumulated net realized loss on investments                                             (176,350)
   Total Net Assets                                                                    $ 18,814,977
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $18,814,977 / 1,816,320 shares outstanding                                                  $10.36

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

            FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                 $ 434,492
 EXPENSES:
 Investment advisory fee                                                    $    41,633
 Administrative personnel and services fee                                       62,672
 Custodian fees                                                                     996
 Transfer and dividend disbursing agent fees and expenses                         9,865
 Directors'/Trustees' fees                                                        2,262
 Auditing fees                                                                    7,188
 Legal fees                                                                       1,630
 Portfolio accounting fees                                                       27,292
 Shareholder services fee                                                        20,816
 Share registration costs                                                        10,031
 Printing and postage                                                             7,775
 Insurance premiums                                                               1,354
 Miscellaneous                                                                    9,269
   Total expenses                                                               202,783
 Waivers and reimbursements--
   Waiver of investment advisory fee                          $  (41,633)
   Waiver of shareholder services fee                            (11,657)
   Reimbursement of other operating expenses                    (111,659)
     Total waivers and reimbursements                                         (164,949)
       Net expenses                                                                          37,834
         Net investment income                                                              396,658
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                               624
 Net change in unrealized appreciation of investments                                       294,450
   Net realized and unrealized gain on investments                                          295,074
     Change in net assets resulting from operations                                       $ 691,732

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

             FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                                                                       SIX MONTHS
                                                                         ENDED
                                                                       (UNAUDITED)    YEAR ENDED
                                                                      NOVEMBER 30,      MAY 31,
                                                                          1997            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                 $    396,658   $     753,993
 Net realized gain (loss) on investments ($624 net gain and $14,828             624          11,890
 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                         294,450         250,674
   Change in net assets resulting from operations                           691,732       1,016,557
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                 (396,658)       (753,993)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             6,675,821       5,435,406
 Net asset value of shares issued to shareholders in payment of              73,117         170,651
 distributions declared
 Cost of shares redeemed                                                 (2,645,804)    (6,506,058)
   Change in net assets resulting from share transactions                 4,103,134       (900,001)
     Change in net assets                                                 4,398,208       (637,437)
 NET ASSETS:
 Beginning of period                                                     14,416,769      15,054,206
 End of period                                                         $ 18,814,977   $  14,416,769

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                             NOVEMBER 30,               YEAR ENDED MAY 31,
                                                1997        1997       1996       1995        1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD            $10.16     $10.00     $10.06       $9.85      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.24       0.49       0.49        0.48        0.23
Net realized and unrealized gain (loss)
on investments                                    0.20       0.16      (0.06)       0.21       (0.15)
Total from investment operations                  0.44       0.65       0.43        0.69        0.08
LESS DISTRIBUTIONS
Distributions from net investment income         (0.24)     (0.49)     (0.49)      (0.48)      (0.23)
NET ASSET VALUE, END OF PERIOD                  $10.36     $10.16     $10.00      $10.06       $9.85
TOTAL RETURN(B)                                   4.41%      6.63%      4.27%       7.35%       0.76%
RATIOS TO AVERAGE NET ASSETS
Expenses                                          0.45%*     0.45%      0.45%       0.45%       0.25%*
Net investment income                             4.76%*     4.85%      4.81%       5.11%       4.76%*
Expense waiver/reimbursement(c)                   1.98%*     2.09%      2.69%(d)    3.95%(d)    5.06%*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)        $18,815    $14,417    $15,054      $8,344      $2,881
Portfolio turnover                                   3%        45%        11%         41%         39%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1993 (date of initial public investment) to May 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) For the years ended May 31, 1996, and May 31, 1995, the Adviser waived $45,372 and $32,714, respectively, of the investment advisory fee, which represents 0.40% and 0.50% of average net assets, and for the year ended May 31, 1995, the Adviser reimbursed other operating expenses of $86,896, which represents 1.33% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement is voluntary. The expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

            FEDERATED PENNSYLVANIA INTERMEDIATE MUNICIPAL TRUST

                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. As of November 30, 1997, the Trust consists of two portfolios. The financial statements included herein are only those of Federated Pennsylvania Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At May 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $176,976, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR      EXPIRATION AMOUNT
           2003           $74,731
           2004           $87,417
           2005           $14,828

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                              Six Months         Year
                                                                                 Ended           Ended
                                                                          November 30, 1997   May 31, 1997
 Shares sold                                                                     647,504         536,995
 Shares issued to shareholders in payment of distributions declared                7,085          16,821
 Shares redeemed                                                                (256,590)       (641,073)
   Net change resulting from share transactions                                  397,999         (87,257)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $56,196 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the year ended November 30, 1997, the Fund expensed $8,586 of organizational expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $5,080,000 and $5,180,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1997, were as follows:

 PURCHASES       $3,653,747
 SALES           $  496,150

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1997, 78% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 27% of total investments.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Glen R. Johnson
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
                    Executive Vice President, Treasurer,
                                and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Pennsylvania Intermediate Municipal Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOVEMBER 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-245-7400
www.federatedinvestors.com


Cusip 458810306
007147 (1/98)